DESCRIPTION OF BUSINESS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accumulated losses	$ 83,456	$ 67,395
Net loss	$ 18,057
Advanced automotive innovations inc. [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	76.78%